SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 309,793	$ 190,778	$ 5,066
Restricted cash	22,539	7,000	0
Restricted cash, non-current	4,744	6,797	814
Cash, cash equivalents and restricted cash	$ 337,076	$ 204,575	$ 5,880	$ 4,878